Shareholder's Equity (Details 4) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Earning per share
Loss Attributable to Parent Entity		R$ (1,040)	R$ (45,649)	R$ (60,708)
Weighted average number of ordinary shares outstanding	[1]	83,012	83,012	83,012
Effects of diluition from ordinary potential shares- weighted averaged			1,344
Basic loss per share - R$		R$ (0.0125)	R$ (0.5499)	R$ (0.7313)
Diluted loss per share - R$		R$ (0.0125)	R$ (0.5499)	R$ (0.7313)
Share based - compensation ("Bonus IPO") (ii)
Earning per share
Effects of diluition from ordinary potential shares- weighted averaged	[2]		903
Share based- compensation ("Long term Plan") (ii)
Earning per share
Effects of diluition from ordinary potential shares- weighted averaged	[2]		411
Share based plan Migrated Cogna to Vasta
Earning per share
Effects of diluition from ordinary potential shares- weighted averaged	[3]		30

[1]	The Company does not change its number of voting rights since the IPO on July 31, 2020. In the periods ended as of December 31, 2019 and from October 11 to December 2018 the company considered the number of shares the same of December 31, 2020.
[2]	Refers to the share-based payments plans (“ILP”) and Bonus IPO, see item “Vasta Share Units Plan”.
[3]	Refers to the Cogna Plan migrated to the Vasta Plan as restructuring in 2020, see item Cogna Share Unit Plan where Cogna Group migrated 330,222 shares corresponding to 29,736 shares all of them with voting rights.